Fair Value Measurement (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FAIR VALUE MEASUREMENT [Abstract]
Change in fair value of financial instruments	$ 927,000	$ 823,000	$ 0